Equity - Issued capital and capital reserve (Details) - Common shares - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity
Number of shares issued and fully paid, Beginning	22,117,643	19,861,000
Issued shares		2,000,000
Exercise of options	450,000	256,000
Number of shares issued and fully paid, Ending	22,567,971	22,117,643
Authorized common shares	79,000,000	79,000,000
Par value per share (in euros per share)	€ 0.12	€ 0.12